068 P-3 05/15

SUPPLEMENT DATED MAY 5, 2015

TO THE prospectus dated October 1, 2014

OF

Franklin K2 Alternative Strategies Fund

(Franklin Alternative Strategies Funds)

The Prospectus is amended as follows:

I. Effective April 28, 2015, the Fund Summary “Portfolio Managers” section on page 13 is revised as follows:

David C. Saunders

Founding Managing Director, Chief Executive Officer of K2 Advisors and portfolio manager of the Fund since inception (2013).

Brooks Ritchey

Senior Managing Director, Head of Portfolio Construction of K2 Advisors and portfolio manager of the Fund since October 2014.

Robert Christian

Senior Managing Director, Head of Research of K2 Advisors and portfolio manager of the Fund since October 2014.

II. For the Fund Details “Management” section beginning on page 40, the Sub-Advisors’ table is revised as follows:

Name of Sub-Advisor	Strategy	Address of Sub-Advisor
Chilton Investment Company, LLC	Long Short Equity	1290 East Main Street, 1st Floor Stamford, Connecticut 06902
Impala Asset Management, LLC	Long Short Equity	107 Cherry Street New Canaan, Connecticut 06840
Jennison Associates, LLC	Long Short Equity	466 Lexington Avenue New York, New York 10017
Wellington Management Company, LLP	Long Short Equity	280 Congress Street Boston, Massachusetts 02210
P. Schoenfeld Asset Management L.P.	Event Driven	1350 Avenue of the Americas, 21st Floor New York, New York 10019
York Registered Holdings, L.P.	Event Driven	767 Fifth Avenue, 17th Floor New York, New York 10153

Basso Capital Management, L.P.	Relative Value	1266 East Main Street, 4th Floor Stamford, Connecticut 06902
Chatham Asset Management, LLC	Relative Value	26 Main Street, Suite 204 Chatham, New Jersey 07928
Lazard Asset Management, LLC	Relative Value	30 Rockefeller Plaza, 55th Floor New York, New York 10112
Loomis Sayles & Company, L.P.	Relative Value	One Financial Center Boston, Massachusetts 02111
EMSO Partners Limited	Global Macro	Iron Trades House 21-24 Grosvenor Place London, SW1X 7HF United Kingdom
Graham Capital Management, L.P.	Global Macro	40 Highland Avenue Rowayton, Connecticut 06853

III. Effective April 28, 2015, for the Fund Details “Management” section beginning on page 40, the portfolio management team is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in non-traditional and alternative investment strategies. The portfolio managers of the Fund are as follows:

David C. Saunders    Founding Managing Director and Chief Executive Officer of K2 Advisors

Mr. Saunders has been a portfolio manager of the Fund since inception. He has primary responsibility over all aspects of the Fund's investment portfolio, including but not limited to, the evaluation of and portfolio allocations to sub-advisors, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He founded K2 Advisors in 1994.

Brooks Ritchey       Senior Managing Director and Head of Portfolio Construction of K2 Advisors

Mr. Ritchey has been a portfolio manager of the Fund since October 2014, providing research and advice on the evaluation of and portfolio allocations to sub-advisors, and portfolio risk assessment. He joined K2 Advisors in 2005.

Robert Christian   Senior Managing Director and Head of Research of K2 Advisors

Mr. Christian has been a portfolio manager of the Fund since October 2014, providing research and advice on the evaluation of and portfolio allocations to sub-advisors, and portfolio risk assessment. He joined K2 Advisors in 2010. Prior to joining K2 Advisors, he was the Global Head of Directional Trading Strategies and portfolio advisor to numerous funds at FRM Americas LLC.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement with your prospectus for future reference.

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